FINANCIAL RISK MANAGEMENT - Credit Risk (Details) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	$ 584.8
Gross contract assets	642.4
Total	1,227.2
Credit loss allowances	$ (27.9)	$ (34.4)	$ (27.5)
Expected credit loss rate (in percent)	2.30%
Civil Aviation
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	$ 293.4
Gross contract assets	137.2
Total	430.6
Credit loss allowances	$ (25.7)
Expected credit loss rate (in percent)	6.00%
Defense and Security
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	$ 219.9
Gross contract assets	500.9
Total	720.8
Credit loss allowances	$ (0.8)
Expected credit loss rate (in percent)	0.10%
Healthcare
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	$ 53.2
Gross contract assets	4.3
Total	57.5
Credit loss allowances	$ (1.4)
Expected credit loss rate (in percent)	2.40%
Amounts not allocated to a segment
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	$ 18.3
Gross contract assets	0.0
Total	18.3
Credit loss allowances	$ 0.0
Expected credit loss rate (in percent)	0.00%